EQUITY	3 Months Ended
Mar. 31, 2014
Equity [Abstract]
Equity
NOTE 7 – Equity:

Accumulated other comprehensive loss

The following tables present the changes in the components of accumulated other comprehensive loss for the three months ended March 31, 2014 and 2013:

	Three months ended March 31, 2014
	Currency translation adjustment	Unrealized gain (loss) from available-for-sale securities	Unrealized gain (loss) from cash flow hedge	Defined benefit plan items	Total accumulated other comprehensive income (loss)

	U.S. $ in millions
Other comprehensive income (loss) before reclassifications	$(173)	$21	$(12)	$-	$(164)
Amounts reclassified from accumulated other comprehensive income (loss) before tax:
Currency translation adjustment, included in financial expenses - net	*	-	-	-	*
Gain on marketable securities, included in financial expenses - net	-	(1)	-	-	(1)
Loss on derivative financial instruments, included in net revenues	-	-	2	-	2
Loss on defined benefit plans, included in various statement of income items	-	-	-	*	*
Amounts reclassified from accumulated other comprehensive income (loss) before tax	*	(1)	2	*	1
Net other comprehensive income (loss) before tax	(173)	20	(10)	*	(163)
Income tax related to items of other comprehensive income (loss)	*	1	*	6	7
Net other comprehensive income (loss) after tax	$(173)	$21	$(10)	$6	$(156)

* Represents an amount of less than $0.5 million.

	Three months ended March 31, 2013
	Currency translation adjustment	Unrealized gain (loss) from available-for-sale securities	Unrealized gain (loss) from cash flow hedge	Defined benefit plan items	Total accumulated other comprehensive income (loss)

	U.S. $ in millions
Other comprehensive income (loss) before reclassifications	$(336)	$6	$66	$10	$(254)
Amounts reclassified from accumulated other comprehensive income (loss) before tax:
Currency translation adjustment, included in financial expenses - net	17	-	-	-	17
Amounts reclassified from accumulated other comprehensive income (loss) before tax	17	-	-	-	17
Net other comprehensive income (loss) before tax	(319)	6	66	10	(237)
Income tax related to items of other comprehensive income (loss)	1	*	*	-	1
Net other comprehensive income (loss) after tax	$(318)	$6	$66	$10	$(236)

* Represents an amount of less than $0.5 million.

Share repurchase program

In December 2011, Teva's board of directors authorized the Company to repurchase up to an aggregate of $3 billion of its ordinary shares and American depository shares, of which, as of March 31, 2014, $1.33 billion remain available for repurchases. This repurchase authorization has no time limit. Repurchases may be commenced or suspended at any time.

As of March 31, 2014, Teva had a treasury share balance of 98.3 million shares compared to a balance of 98.8 million shares as of December 31, 2013.

The following table summarizes the shares repurchased and the amount Teva spent on these repurchases:

	Three months ended March 31,
	2014	2013
	in millions
Amount spent on shares repurchased	$-	$200
Number of shares repurchased	-	5.2